Exhibit 99

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,288,572.45

Principal:
Principal Collections	$25,156,658.60
Prepayments in Full	$13,450,864.88
Liquidation Proceeds	$585,418.55
Recoveries	$2,980.05

Sub Total	$39,195,922.08

Collections	$43,484,494.53

Purchase Amounts:
Purchase Amounts Related to Principal	$26,881.73
Purchase Amounts Related to Interest	$216.50

Sub Total	$27,098.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$43,511,592.76

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	6

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,511,592.76
Servicing Fee	$1,017,974.93	$1,017,974.93	$0.00	$0.00	$42,493,617.83
Interest—Class A-1 Notes	$4,221.81	$4,221.81	$0.00	$0.00	$42,489,396.02
Interest—Class A-2 Notes	$197,086.67	$197,086.67	$0.00	$0.00	$42,292,309.35
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$42,018,049.35
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$41,729,576.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,729,576.85
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$41,651,942.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,651,942.85
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$41,594,030.85
Third Priority Principal Payment	$2,610,101.69	$2,610,101.69	$0.00	$0.00	$38,983,929.16
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$38,912,565.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,912,565.16
Regular Principal Payment	$30,188,772.61	$30,188,772.61	$0.00	$0.00	$8,723,792.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$8,723,792.55
Residual Released to Depositor	$0.00	$8,723,792.55	$0.00	$0.00	$0.00

Total		$43,511,592.76

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,610,101.69
Regular Principal Payment	$30,188,772.61

Total	$32,798,874.30

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$21,037,885.15	$69.27	$4,221.81	$0.01	$21,042,106.96	$69.28
Class A-2 Notes	$11,760,989.15	$33.82	$197,086.67	$0.57	$11,958,075.82	$34.39
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$32,798,874.30	$23.50	$970,950.98	$0.70	$33,769,825.28	$24.20

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$21,037,885.15	0.0692719	$0.00	0.0000000
Class A-2 Notes	$347,800,000.00	1.0000000	$336,039,010.85	0.9661846
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,112,817,885.15	0.7974445	$1,080,019,010.85	0.7739409

Pool Information
Weighted Average APR		4.309%		4.299%
Weighted Average Remaining Term		53.14		52.32
Number of Receivables Outstanding		56,248		54,920
Pool Balance		$1,221,569,910.93		$1,182,045,800.43
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,118,732,110.55		$1,082,847,783.46
Pool Factor		0.8197403		0.7932174

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$17,730,687.01
Yield Supplement Overcollateralization Amount	$99,198,016.97
Targeted Overcollateralization Amount	$102,026,789.58
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$102,026,789.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2011
Payment Date	1/17/2012
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		176	$304,239.05
(Recoveries)		7	$2,980.05

Net Losses for Current Collection Period			$301,259.00
Cumulative Net Losses Last Collection Period			$753,402.65

Cumulative Net Losses for all Collection Periods			$1,054,661.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.99%	558	$11,733,836.05
61-90 Days Delinquent	0.08%	33	$887,745.15
91-120 Days Delinquent	0.02%	6	$182,799.13
Over 120 Days Delinquent	0.02%	7	$186,053.31

Total Delinquent Receivables	1.10%	604	$12,990,433.64

Repossession Inventory:
Repossessed in the Current Collection Period		32	$774,362.16
Total Repossessed Inventory		44	$1,130,936.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2379%
Preceding Collection Period			0.3347%
Current Collection Period			0.3008%
Three Month Average			0.2912%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0692%
Preceding Collection Period			0.0782%
Current Collection Period			0.0838%
Three Month Average			0.0771%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012